Form N-1A Cover	Nov. 05, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Shelton Funds
Entity Central Index Key	0000778206
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 05, 2026
Prospectus Date	Jan. 01, 2026